COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee, Lease, Description [Line Items]
SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

US$
2025	288,594
Total	288,594
Less: imputed interest	(6,315)
Present value of lease liabilities	282,279

Non Cancellable Operating Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS	The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:
Future Periods	US$
For the year ending December 31, 2025	288,594
Total	288,594